Possible Impact of Amendments, New Standards and Interpretations Issued But Not Yet Effective for the Year Ended 31 December 2022	12 Months Ended
Dec. 31, 2022
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Abstract]
Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended 31 December 2022
37	Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended 31 December 2022
Up to the date of issue of these financial statements, the IASB has issued a number of amendments, new standards and interpretations, which are not yet effective for the year ended 31 December 2022 and which have not been adopted in these financial statements. These developments include the following which may be relevant to the Group.

Effective for accounting periods beginning on or after
IFRS 17, Insurance contracts	1 January 2023
Amendments to IAS 1, Presentation of financial statements: Classification of liabilities as current or non-current	1 January 2023
Amendments to IAS 1, Presentation of financial statements and IFRS Practice Statement 2, Making materiality judgements: Disclosure of accounting policies	1 January 2023
Amendments to IAS 8, Accounting policies, changes in accounting estimates and errors: Definition of accounting estimates	1 January 2023
Amendments to IAS 12, Income taxes: Deferred tax related to assets and liabilities arising from a single transaction	1 January 2023
The Group is in the process of making an assessment of what the impact of these amendments, new standards and interpretations are expected to be in the period of initial application. So far, the Group has concluded that the adoption of them is unlikely to have a significant impact on the consolidated financial statements.